Stock-Based Compensation - Schedule of Valuation Assumption of Stock Option (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Risk-free interest rate	0.89%	0.12%
Expected dividend yield	0.00%	0.00%
Expected volatility		29.33%
Expected life		1 year 6 months
Minimum [Member]
Expected volatility	309.92%
Expected life	3 years
Maximum [Member]
Expected volatility	366.13%
Expected life	5 years